Segment Information (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Segment Reporting Information

	Six months ended June 30, 2021
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Total results from continuing operations	Results from discontinued operations	Total
Statement of Operations:
Total operating revenues	104,699	110,134	15,281	230,114	—	230,114
Vessel operating expenses	(30,902)	(26,046)	(5,181)	(62,129)	—	(62,129)
Voyage, charterhire and commission expenses	(9,389)	(300)	(41)	(9,730)	—	(9,730)
Administrative expenses	(253)	(328)	(17,887)	(18,468)	—	(18,468)
Project development expenses	—	(745)	(149)	(894)	—	(894)
Realized gains on oil derivative instrument (note 2)	—	2,975	—	2,975	—	2,975
Other operating income	2,770	—	—	2,770	—	2,770
Adjusted EBITDA	66,925	85,690	(7,977)	144,638	—	144,638

Balance Sheet:	June 30, 2021
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Segment assets from continuing operations	Assets held for sale	Total assets
Total assets	1,837,620	2,150,736	957,741	4,946,097	—	4,946,097
Investment in affiliates (note 14)	—	—	51,292	51,292	—	51,292

	Six months ended June 30, 2020
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Total results from continuing operations	Results from Discontinued operations	Total
Statement of Operations:
Total operating revenues	105,572	109,048	10,181	224,801	—	224,801
Vessel operating expenses	(27,796)	(26,971)	291	(54,476)	—	(54,476)
Voyage, charterhire and commission expenses	(6,366)	—	—	(6,366)	—	(6,366)
Administrative expenses	(980)	(597)	(17,158)	(18,735)	—	(18,735)
Project development expenses	(66)	(1,399)	(3,472)	(4,937)	—	(4,937)
Realized gains on oil derivative instrument (note 2)	—	2,539	—	2,539	—	2,539
Other operating income	532	—	—	532	—	532
Adjusted EBITDA	70,896	82,620	(10,158)	143,358	—	143,358

Balance Sheet:	December 31, 2020
(in thousands of $)	Shipping	FLNG	Corporate and other (1)	Segment assets from continuing operations	Assets held for sale	Total assets
Total assets	1,870,819	1,933,677	241,967	4,046,463	267,766	4,314,229
Investment in affiliates (note 14)	—	—	44,385	44,385	—	44,385
(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.